Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 23,325,000	¥ 18,336,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[2]	14,760	10,119
Interest rate contracts [Member] | Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates		¥ 14,760	¥ 10,119

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts presented on gross basis, before the application of counterparty offsetting are included in Trading liabilities in the consolidated balance sheets as of March 31, 2023 and September 30, 2023. Of which ¥10,119 million and ¥14,760 million are included in interest rate contracts used for trading purpose as of March 31, 2023 and September 30, 2023 respectively as disclosed in present Note 3 “Derivative instruments and hedging activities”.